Intangible assets excluding goodwill - Text details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Intangible assets excluding goodwill [Line items]
Additions through internally generated assets for software	€ 450	€ 420
Intangible assets other than goodwill	3,322	3,552	€ 3,693
Computer software [Member]
Intangible assets excluding goodwill [Line items]
Additions through internally generated assets for software	86	56
Intangible assets other than goodwill	174	159	155
Computer software [Member] | Internally generated [Member]
Intangible assets excluding goodwill [Line items]
Additions through internally generated assets for software	77	52
Customer-related intangible assets [Member]
Intangible assets excluding goodwill [Line items]
Additions through internally generated assets for software	0
Intangible assets other than goodwill	€ 1,004	€ 1,241	1,399
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill [Line items]
Weighted average expected remaining life	9.6	7.9
Other intangible assets [Member]
Intangible assets excluding goodwill [Line items]
Additions through internally generated assets for software	€ 3	€ 5
Intangible assets other than goodwill	€ 21	€ 34	€ 24
Sleep & Respiratory Care [Member] | Customer-related intangible assets [Member]
Intangible assets excluding goodwill [Line items]
Amortization period in years	6	7.2
Intangible assets other than goodwill	€ 315	€ 427